Pilot plant	3 Months Ended
Sep. 30, 2022
Pilot plant
Pilot plant
6.	Pilot plant

As at September 30, 2022, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2021	12,338,741
Additions	1,929,020
Amortisation	(13,355,544)
Effect of movement in foreign exchange rates	72,840
Balance at June 30, 2022	985,057
Amortisation	(201,636)
Effect of movement in foreign exchange rates	38,999
Balance at September 30, 2022	822,420

Pilot plant operations costs are comprised of the following:

	Three months ended
	September 30,
	2022	2021
Internet	$2,840	$2,771
Personnel	1,309,272	940,527
Reagents	435,329	372,375
Repairs and maintenance	7,251	67,561
Supplies	750,534	353,071
Testwork	321,955	110,734
Office trailer rental	12,397	7,599
Utilities	35,975	503,808
Foreign exchange	-	(22,004)
Total pilot plant operations costs	2,875,553	2,336,442